Note Payable, Net - Schedule of Note Payable (Details)	Jun. 30, 2026 USD ($)
Schedule of Note Payable [Abstract]
Principal amount	$ 1,414,070
Less: unamortized debt issuance costs	(29,761)
Less: unamortized debt discount	(195,609)
Note payable, net	$ 1,188,700